UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/09

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2009

1-866-97-PALIX

www.palantirfunds.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

January 31, 2009

Dear Shareholders:

The economic and investment environment deteriorated markedly during the autumn and winter. While the Palantir Fund was not immune to the market’s downdraft, our shares preserved capital far better than the general market.

	Year to Date 12/31/2008 - 1/31/2009	1 year 1/31/2008 - 1/31/2009	5 year 1/31/2004 - 1/31/2009	10 year 1/31/1999 - 1/31/2009	Annualized Since Inception 4/17/2007 -1/31/2009
Palantir Fund (PALIX)	-0.49%	-15.27%	NA	NA	-9.43%
S&P 500 TR Index	-8.43%	-38.63%	-4.24%	-2.65%	-25.96%
Lipper Long/Short Index	-4.82%	-29.88%	-0.52%	4.40%	-20.83%

Performance Disclosures:  The total operating expense ratio as stated in the Fund’s prospectus dated May 30, 2008 was 2.67%.  The net annual operating expense ratio for the fund was 2.60%. These ratios include dividend expenses on securities sold short and underlying fund fees and expenses.

Performance data quoted represents past performance and does not guarantee future results.  The principle value of an investment will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  You may obtain current performance data by visiting the fund’s website at www.palantirfunds.com.

Loss control is crucial in a bear market. A glance at the last year’s returns illustrates why. As the table above shows, the Palantir Fund lost 14.9% over the last year while the S&P 500 index dropped 37.6%. To recover the losses from the last year the Palantir Fund would need to rise 17.5%. For the S&P 500 index to get back to year ago levels requires a gain of over 60%!

While we are pleased with our out performance of the S&P 500 index by 16.5% per year since inception, and that Lipper ranked the Palantir Fund as the 8th best performing Long/Short fund in 2008, we are disappointed that our share price has dropped. Our commitment remains stronger than ever to maximize our potential return while controlling risk as effectively as possible.

2008 Review

Not surprisingly many of the Palantir Funds best positions last year were shorts. In retail we took advantage of large drops in Abecrombie & Fitch (ANF), Urban Outfitters (URBN), and Coach (COH). Shorts in financials and lenders were also very productive, led by Downey Financial (DSL), Washington Mutual (WM), and Wachovia (WB) among others. Our biggest mistake in the financial sector was to take profits too early on our shorts. Examples of long gainers in the second half of 2008 were Royal Gold (RGLD), Tractor Supply (TSCO), and Sterling Financial (STSA).

The vortex of deleveraging and forced selling that characterized the last half of 2008 kept dragging down high quality stocks to cheaper and cheaper prices. Generally, we were effective at selling stocks we did not view as “high conviction” holdings. Our largest losers were paradoxically in some of our “best” stocks.  Those stocks in which we were most fundamentally confident were the ones that we often held “too long” as they fell to prices we would have thought most improbable just weeks before.

2009 Outlook / Investment Themes

In assessing investment opportunities in 2009 we feel some attention must be paid to macro economic factors. When the current economic slowdown will be over is unknown. How far the market will drop is also impossible to forecast with confidence. However, there are some key observations that may assist us in finding opportunities.

Short Treasury Bonds

The U.S. budget deficit for 2009 seems likely to run in excess of $2 Trillion. This deficit has to be funded through the sale of Treasury bonds. Treasury bond sales in 2009 will demand an unprecedented amount of capital from the world’s financial resources.

As the global economy has slowed over the last year some of our best Treasury bond customers have far less discretionary cash than they did a year or two ago. Countries like China and Japan are implementing economic stimulus packages of their own and have a far smaller trade surplus with which to buy our bonds. In addition, with the precipitous decline in oil prices, OPEC nations have far smaller cash surpluses.

Who will buy this massive glut of bonds and at what rates of interest? I fear that as 2009 goes forward, Treasury bond interest rates will have to rise to allow the government to incent enough buyers into the Treasury bonds. If this occurs, bond prices will fall as interest costs rise.  The need for the government to finance such a huge deficit may increasingly “crowd out” other investments. We shorted Treasury bonds in December and while we have been well rewarded already, we are holding our positions.

Energy

The Palantir Fund profited nicely from energy positions through August. As oil prices plunged in the second half of 2008, energy stocks fell sharply and kept on falling. While there has been some reduced demand for energy products due to the economic downturn, the market is beginning to price oil and gas as if there was a new immediately available substitute for both. There is not.

Modern society still demands gas for our cars and trucks, and power for our homes and offices. Unlike those who seem to forecasting a return to the Dark Ages, Palantir Capital expects a gradual washing away of the current surplus of oil and gas and an eventual return to a pricing structure that will allow well placed energy company stocks to rise sharply from current depressed levels.

Drilling has fallen sharply, most alternatives are not economic at these prices and the new administration has proposed huge new taxes for the energy industry. While little of this bodes well for energy stocks today, the potential future gain in energy stocks may be substantial.  We have pared back our exposure to energy but maintain core positions.

High Quality vs. Low Quality Stocks

For the six year period from 2003 through 2008 stocks of lower quality companies out performed stocks of high quality companies. Quality being defined by profitability, free cash flow generation, and level of corporate debt among other factors. We believe that the trend of low quality out performance is ending and that stocks of high quality companies will, generally, out perform low quality for the next several years. Driving this reversal could be several factors including the dramatic shift away from debt financing (which low quality companies thrive on), shrinking and/or more competitive markets for most goods and services, and an expected reversion to the mean of valuations which currently has high quality stocks priced at a significant discount to historic norms versus low quality.

The “catch” is that in a bear market the long only manager is handicapped. In a bear market most stocks, both low and high quality, are falling and the traditional manager attempts to select those falling least.

The Palantir Fund, using a long/short strategy, is more fortunate. If we can successfully identify stocks that are high quality and others which are low quality, we can own the high quality stocks long and short the low quality stocks. By pairing these trades (this strategy is called arbitrage), if high quality does perform better than low quality we can profit even in a down market. In addition, this strategy typically reduces volatility substantially.

We are most excited about the potential to profitably employ arbitrage strategies again.

Governmental / Economic Comment

Since this financial crisis began, the U.S. governmental response has been to protect the very large “Dead Man Walking” institutional interests on Wall Street. Money in staggering sums has been doled out to the very firms most responsible for the crisis in the first place. For families, aid is coming for distressed mortgage holders. The new administration has also proposed substantial new taxes on America’s most productive earners in the midst of a severe economic downturn and rising cycle of unemployment.

While the political merits of these government actions can be debated, what can not reasonably be questioned is the underlying premise: Failure and aggressive risk taking are being subsidized while success and prudence are punished. Our tax dollars are going to failures instead of investment dollars going to winners.

Economic Axiom: You will get more of whatever you reward. If our society rewards imprudent risk taking, aggressive borrowing and failure – we should not be surprised to get more of it.

Two examples: Banks which lent prudently and managed risk appropriately (yes, there are good banks), are now in position to expand their business greatly. Those growth plans are being handicapped by the vast government bailout of the banking industries giant losers. How would you feel if your largest competitors were owned / supported by the government? Would it make you nervous if the same people in charge of legislating and enforcing your industry’s regulations had an economic stake in your competitors?

In residential real estate, families who bought a house with no money down and insufficient income to meet the mortgage are now in line for a bailout consisting of lower payments and reduced principal balance. Their neighbors who live within their means and make all their payments get nothing – in fact, they have to pay part of the bailout through taxes.

Does this seem right or fair?

Summary

The economic and market environment we are in is extremely difficult and will probably be fairly slow to resolve. Volatility will likely remain high.  We feel confident that we have the experience and expertise to guide the Palantir Fund through this maelstrom and take advantage of some incredible value and growth opportunities both long and short.

Respectfully,

Tom Samuels

Portfolio Manager for the Palantir Fund

0361-NLD-3/17/2009

Disclosures

Performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher than the performance data quoted.  You may obtain current performance data by visiting the fund’s website at www.palantirfunds.com.

Investing involves risk.  Investment return and principal value of an investment will fluctuate, and an investor’s shares, when redeemed, may be worth more or less than their original cost.

There are special risks associated with international investing, including currency fluctuations, economic conditions, and different governmental and accounting standards.

A purchase can be transacted directly with the mutual fund company.  No load mutual funds are sold without a sales charge; however, they have ongoing expenses, such as management fees.

An investor should consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can obtained at www.palantirfunds.com or by calling 1-866-97-PALIX (1-866-977-2549). Please read the prospectus carefully before investing.

The Palantir Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.  Northern Lights Distributors, LLC as a firm does not make a market in, or conduct any research on, or recommend the purchase or sale of any of the above issues.  The recommendations are based solely on the research of The Palantir Fund and its advisor, Palantir Capital Management, Ltd. which will offer additional information upon request.

The Lipper Long Short Index is an index of other mutual funds with a Long/Short investment strategy.  This index is widely used by professional investors as a peer performance benchmark for Long/Short strategies.  You cannot invest directly in this index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies.  This index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an index.

Palantir Fund
PORTFOLIO REVIEW
January 31, 2009 (unaudited)

The Fund's performance figures* for the period ending January 31, 2009, compared to its benchmarks:

	One Year	Inception ** - January 31, 2009
Palantir Fund	-15.27%	-9.43%
S&P 500 Total Return	-38.63%	-25.96%
Lipper Long/Short Index	-29.88%	-20.83%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

** Inception date is April 17, 2007

Top Holdings By Industry	% of Net Assets
Oil & Gas	21.5%
Mining	12.1%
Exchange Traded Funds	10.3%
Financials	8.1%
Agriculture	7.7%
Commercial Services	4.2%
Food	4.2%
Coal	2.4%
Pipelines	2.3%
Water	2.0%
Other, Cash & Cash Equivalents	25.2%
100.0%

Palantir Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009
	Shares					Value
			COMMON STOCK - 64.8%
			AGRICULTURE - 7.7%
	1,290,000		China Green Holdings Ltd.			$ 840,155
	2,500,000		Golden Agri-Resources Ltd.			499,379
	9,000		Terra Nitrogen Co., LP			1,102,320
						2,441,854
			COAL - 2.4%
	50,000		Massey Energy Co.			759,000

			COMMERCIAL SERVICES - 4.2%
	275,000		AerCap Holdings NV *			1,342,000

			FINANCIALS - 8.1%
	90,000	**	Annaly Capital Management, Inc.			1,362,600
	300	**	Berkshire Hathaway, Inc. Class B *			896,700
	250,000		Endeavour Financial Corp.			322,620
						2,581,920
			FOOD - 4.5%
	120,000		Darling International, Inc. *			550,800
	900		Seaboard Corp.			904,500
						1,455,300
			MINING - 12.1%
	30,000		Franco-Nevada Corp.			616,042
	400,000	**	International Royalty Corp.			628,000
	25,000		Kinross Gold Corp.			442,000
	6,000		Royal Gold, Inc.			288,480
	50,000		Silver Wheaton Corp. *			326,500
	200,000		Teck Cominco Ltd. Class B			764,000
	200,000		Thompson Creek Metals Co., Inc. *			776,000
						3,841,022
			OIL & GAS - 21.5%
	220,000	**	Advantage Energy Income Fund			930,600
	200,000		ATP Oil & Gas Corp. *			894,000
	70,000	**	Enerplus Resources Fund			1,446,200
	100,000		Linn Energy LLC - Units			1,629,000
	40,000		National Oilwell Varco, Inc. *			1,057,600
	45,000		PetroHawk Energy Corp. *			886,950
						6,844,350
			PIPELINES - 2.3%
	44,000		Williams Partners LP			725,560

			WATER - 2.0%
	25,000	**	Pico Holdings, Inc. *			635,500

			TOTAL COMMON STOCK (Cost - $25,264,891)			20,626,506

See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009
	Shares					Value
			EXCHANGE TRADED FUNDS - 10.3%
	125,000		Japan Smaller Capitalization Fund, Inc.			$ 820,000
	35,000		PowerShares DB US Dollar Index Bearish Fund *			873,950
	25,000		ProShares UltraShort Lehman 20+ Year Treasury			1,195,000
	20,000		ProShares Ultra Technology			403,400
			TOTAL EXCHANGE TRADED FUNDS (Cost - $3,146,217)			3,292,350

	Par Value			Coupon Rate %	Maturity Date	Value
			BONDS & NOTES - 2.2%
			BANKING - 2.2%
	1,640,000	***	European Investment Bank	8.75%	9/28/2009	696,555
			(Cost - $977,293)
	Shares
			SHORT-TERM INVESTMENTS - 11.3%
	3,599,133		Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.25% ****			3,599,133
			(Cost - $3,599,133)

			TOTAL INVESTMENTS - 88.6% (Cost - $32,987,534)(a)			$ 28,214,544
			OTHER ASSETS LESS LIABILITIES - 11.4%			3,613,438
			NET ASSETS - 100.0%			$ 31,827,982

	Shares		SECURITIES SOLD SHORT - (14.8%)			Value
	10,000		Amgen, Inc. *			$ 548,500
	15,000		Discover Financial Services			107,250
	20,000		Highwoods Properties, Inc.			451,200
	18,000		iShares Barclays 1-3 Year Treasury Bond Fund			1,517,220
	10,000		iShares Barclays 20+ Year Treasury Bond Fund			1,037,500
	10,000		Kohl's Corp. *			367,100
	15,000		Quality Systems, Inc.			559,200
	7,000		Taubman Centers, Inc.			138,950
			TOTAL SECURITIES SOLD SHORT			$ 4,726,920
			(proceeds $5,365,646)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short)
	is $27,930,045 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation		$ 1,342,676
				Unrealized depreciation		(5,785,097)
				Net unrealized depreciation		$ (4,442,421)
*	Non-Income producing security.
**	A portion of these securities are held as collateral for short sales.
***	Par value stated in Brazilian Real.
****	Money market fund; interest rate reflects seven-day effective yield on January 31, 2009.

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009

ASSETS
Investment in securities
At cost	$ 32,987,534
At value	28,214,544
Cash at broker	8,593,740
Receivable for securities sold	387,901
Foreign currency, at value (cost $105,853)	108,290
Receivable for Fund shares sold	50,000
Dividends and interest receivable	33,937
Prepaid expenses and other assets	18,272
TOTAL ASSETS	37,406,684

LIABILITIES
Securities sold short, at value (Proceeds $5,365,646)	4,726,920
Payable for investments purchased	773,484
Investment advisory fees payable	30,688
Fees payable to other affiliates	19,576
Distribution (12b-1) fees payable	6,975
Accrued expenses and other liabilities	21,059
TOTAL LIABILITIES	5,578,702
NET ASSETS	$ 31,827,982

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 39,426,445
Accumulated net investment income	42,479
Accumulated net realized loss from investments, short sales
and foreign currency transactions	(3,503,264)
Net unrealized depreciation of investments, short sales
and foreign currency transactions	(4,137,678)
NET ASSETS	$ 31,827,982

Shares of beneficial interest outstanding	3,915,439

Net asset value, offering and redemption price per share	$ 8.13

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2009

INVESTMENT INCOME
Dividends (Net of $40,866 of foreign tax withheld)	$ 1,149,631
Interest	116,435
TOTAL INVESTMENT INCOME	1,266,066

EXPENSES
Investment advisory fees	344,532
Distribution (12b-1) fees	78,303
Administrative services fees	45,011
Accounting services fees	31,651
Custodian fees	30,105
Transfer agent fees	20,201
Professional fees	20,139
Registration fees	17,440
Compliance officer fees	10,846
Trustees' fees and expenses	8,312
Printing and postage expenses	7,170
Insurance expense	1,186
Dividends on securities sold short	120,943
Other expenses	3,813
TOTAL EXPENSES	739,652

Plus: Expense reimbursement recapture	13,317
NET EXPENSES	752,969

NET INVESTMENT INCOME	513,097

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain/(loss) on transactions from:
Investments	(6,300,640)
Securities sold short	3,569,111
Foreign currency transactions	(109,438)
Net realized loss	(2,840,967)

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS (Continued)
For the Year Ended January 31, 2009

Net change in unrealized appreciation/(depreciation) on:
Investments	$ (4,470,693)
Securities sold short	581,456
Foreign currency transactions	(860)
Net change in unrealized appreciation/(depreciation)	(3,890,097)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(6,731,064)
AND FOREIGN CURRENCY TRANSACTIONS

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (6,217,967)

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	January 31, 2009	January 31, 2008 (a)
FROM OPERATIONS
Net investment income	$ 513,097	$ 164,390
Net realized loss from investment, short sales and
foreign currency transactions	(2,840,967)	(471,483)
Net change in unrealized depreciation on investments,
short sales and foreign currency transactions	(3,890,097)	(247,581)
Net decrease in net assets resulting from operations	(6,217,967)	(554,674)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(361,094)	(162,666)
From net realized gains	-	(302,094)
Net decrease in net assets from distributions to shareholders	(361,094)	(464,760)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,978,957	28,141,761
Net asset value of shares issued in
reinvestment of distributions to shareholders	359,293	464,760
Payments for shares redeemed	(3,938,509)	(1,579,785)
Net increase in net assets from shares of beneficial interest	12,399,741	27,026,736

TOTAL INCREASE IN NET ASSETS	5,820,680	26,007,302

NET ASSETS
Beginning of Period	26,007,302	-
End of Period*	$ 31,827,982	$ 26,007,302
* Includes Accumulated (distributions in excess of) net investment income of:	$ 42,479	$ (9,258)

SHARE ACTIVITY
Shares Sold	1,627,020	2,786,334
Shares Reinvested	46,182	45,834
Shares Redeemed	(435,020)	(154,911)
Net increase in shares of beneficial interest outstanding	1,238,182	2,677,257

(a) The Palantir Fund commenced operations April 17, 2007.

See accompanying notes to financial statements.

Palantir Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Year		For the Period
	Ended		Ended
	January 31, 2009		January 31, 2008 (1)

Net asset value, beginning of period	$ 9.71		$ 10.00

Activity from investment operations:
Net investment income (2)	0.15		0.07
Net realized and unrealized loss on investments	(1.64)		(0.18)
Total from investment operations	(1.49)		(0.11)
Less distributions from:
Net investment income	(0.09)		(0.06)
Net realized gains	-		(0.12)
Total distributions	(0.09)		(0.18)

Net asset value, end of period	$ 8.13		$ 9.71

Total return (3)	-15.27%		-1.18%	(4)

Net assets, end of period (000s)	$ 31,828		$ 26,007

Ratio of gross expenses to average net assets
including dividends from securities sold short (5)	2.40%	(6)	2.53%	(7)

Ratio of gross expenses to average net assets
excluding dividends from securities sold short (5)	2.02%	(6)	2.32%	(7)

Ratio of net expenses to average net assets
including dividends from securities sold short (5)	2.40%	(6)	2.46%	(7)

Ratio of net expenses to average net assets excluding
dividends from securities sold short and fee recapture (5)	2.02%	(6)	2.25%	(7)

Ratio of net expenses to average net assets excluding
dividends from securities sold short and before recapture of fees (5)	1.97%		2.25%	(7)

Ratio of net investment income to average net assets (5)	1.64%	(6)	0.87%	(7)

Portfolio Turnover Rate	405%		169%	(4)

(1) The Palantir Fund commenced operations on April 17, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assume reinvestment of all dividends and distributions.
(4) Not Annualized.
(5)	The ratios shown do not include the Fund's proportionate share of the expenses of the underlying investment funds in which the Fund invests.
(6) The ratios shown reflects recapture of prior period expense reimbursement by the advisor.
(7) Annualized.

See accompanying notes to financial statements.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.

ORGANIZATION

The Palantir Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  The Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current year.  Generally tax authorities can examine all tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

3.  INVESTMENT TRANSACTIONS

For the year ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments, amounted to $119,490,778 and $104,999,897 respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Trust are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Palantir Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, until May 31, 2009, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end load or contingent deferred loads, taxes, leverage interest,  brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum of the Fund’s average daily net assets.  During the year ended January 31, 2009, the Advisor did not waive any fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.25% of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.25% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). For the year ended January 31, 2009 the Advisor recaptured $13,317 in prior period waivers. As of January 31, 2009 there were no fee waivers subject to recapture by the Advisor.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee and or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $6,561 for the year ended January 31, 2009.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2009, the Fund incurred expenses of $10,846 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended January 31, 2009, GemCom collected amounts totaling $3,004 for EDGAR and printing services performed.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

The difference between the book basis and tax basis character of distributions as of January 31, 2008 is attributable to the reclassification of short-term capital gains to ordinary income.

As of January 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, and book/tax differences due to partnership and grantor trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organizational expenses for tax purposes of $8,801; partnership, grantor trust and passive foreign investment company adjustments of $24,211.

At January 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through January 31, 2017 of $1,402,569.

Capital and foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $1,729,563 of capital losses and $38,765 of foreign currency losses.

Permanent book and tax differences, attributable to foreign currency losses and realized partnership adjustments, resulted in reclassification for the year ended January 31, 2009 as follows: a decrease in paid in capital of $32; a decrease in accumulated net investment income of $100,266; and a decrease in accumulated net realized loss from investments, short sales and foreign currency transactions of $100,298.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Palantir Fund and the

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Palantir Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2009, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period April 17, 2007 (commencement of operations) through January 31, 2008.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Palantir Fund as of January 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period April 17, 2007 through January 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 31, 2009

Palantir Fund

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the Palantir Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Palantir Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Palantir Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expense Paid During Period 8/1/08 - 1/31/09 *
Actual	$1,000.00	$765.30	$10.03
Hypothetical (5% return before expenses)	$1,000.00	$1,013.77	$11.44

*Expenses are equal to the Fund’s annualized expense ratio including dividends on short sales of 2.26% multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Palantir Fund

SUPPLEMENTAL INFORMATION

January 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                                        Independent Trustees

Name, (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan (64)** Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc.; Greenwich Advisors Trust.

40
Gary W. Lanzen (54) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Director and Audit Committee Chairman).	40

                                        Interested Trustees and Officers

Michael Miola*** (56) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	40

Palantir Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2009 (Unaudited)

                                        Interested Trustees and Officers (Continued)

Name, (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001-2005); Vice President, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC (2003 – Present); In-house Counsel, The Dreyfus Funds (1999-2003).

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2002).

N/A

*The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested Trustee of the Trust, invested $143,080 in a limited liability company ("LLC").  This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund's distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent), Aquarius Fund Distributors, LLC (the Trust’s Distributor) and Fund Compliance Services, LLC (the Trust’s compliance service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-97-PALIX.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-97-PALIX or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-97-PALIX.

INVESTMENT ADVISOR

Palantir Capital Management, Ltd.

3355 West Alabama, Suite 1025

Houston, TX 77098

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2)

Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $ 13,500

2008 - $ 12,500

(b)

Audit-Related Fees

2009 - None

2008 - None

(c)

Tax Fees

2009 - $ 2,000

2008 - $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $ 2,000

2008 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/09